Financial Assets and Financial Liabilities (Financial Assets at Fair Value Through Profit or Loss) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current financial assets at fair value through profit or loss [abstract]
Structured deposits	¥ 0	¥ 3,318,407